SHARE CAPITAL (Details Narrative)																							12 Months Ended
	Oct. 28, 2025 USD ($) $ / shares shares	Oct. 07, 2025 USD ($) $ / shares shares	Oct. 07, 2025 CAD ($) $ / shares	Jul. 17, 2025 USD ($) $ / shares shares	Jul. 17, 2025 CAD ($) $ / shares	May 22, 2025 USD ($) $ / shares shares	May 22, 2025 CAD ($) $ / shares	Dec. 03, 2024 USD ($) $ / shares shares	Dec. 03, 2024 CAD ($)	Sep. 25, 2024 USD ($) $ / shares shares	Sep. 25, 2024 CAD ($)	Jul. 19, 2024 USD ($) $ / shares shares	Jul. 19, 2024 CAD ($)	May 10, 2024 USD ($) $ / shares shares	May 10, 2024 CAD ($) $ / shares	May 03, 2024 USD ($) $ / shares shares	May 03, 2024 CAD ($) $ / shares	Jan. 24, 2024 USD ($) $ / shares shares	Jan. 24, 2024 CAD ($) $ / shares	Dec. 04, 2023 USD ($) $ / shares shares	Dec. 02, 2022 USD ($) $ / shares shares	Dec. 02, 2022 CAD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 USD ($) $ / shares	Oct. 07, 2025 $ / shares	Jul. 17, 2025 $ / shares	May 22, 2025 $ / shares	Dec. 03, 2024 $ / shares	Sep. 25, 2024 $ / shares	Jul. 19, 2024 $ / shares	May 10, 2024 $ / shares	May 03, 2024 $ / shares	Jan. 24, 2024 $ / shares	Dec. 02, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Gross proceeds, shares	$ 150,000,000	$ 75,000,000	$ 104,625,002	$ 25,000,000	$ 34,000,000	$ 30,000,000	$ 41,574,279							$ 7,299,270	$ 10,000,000	$ 7,299,270	$ 10,000,000	$ 4,613,312	$ 6,219,667
Number of shares issued | shares	20,689,655	13,636,364		5,000,000		6,000,000								3,448,275		3,258,390		5,098,088
Warrant expected life																									5 years
Description of expected common shares		5 years	5 years	5 years	5 years	5 years	5 years							5 years	5 years	5 years	5 years	5 years	5 years
Share price | (per share)	$ 7.25	$ 5.50	$ 7.67	$ 5.00	$ 6.80	$ 5.00	$ 6.92							$ 2.12	$ 2.90	$ 2.24	$ 3.069	$ 0.90	$ 1.22					$ 2.12	$ 4.11
Exercise price | (per share)		$ 7.03		$ 6.00		$ 6.00												$ 1.12								$ 9.78	$ 8.16	$ 8.32				$ 4.26	$ 4.26	$ 1.52
Expected dividend as percentage, share options granted		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%									0.00%	0.00%	0.00%	0.00%				0.00%	0.00%	0.00%
Risk free interest rate, share options granted		3.71%	3.71%	3.10%	3.10%	2.96%	2.96%			3.67%	3.67%							3.50%	3.50%				3.55%	2.93%	3.54%
Expected volatility, share options granted		91.875%	91.875%	88.65%	88.65%	88.65%	88.65%									83.00%	83.00%	78.35%	78.35%					88.05%	75.66%
Description of expected estimated life		5 years	5 years	5 years	5 years	5 years	5 years									5 years	5 years	5 years	5 years
Warrant		$ 51,469,530		$ 16,629,514		$ 22,916,634										$ 8,948,498		$ 2,815,861
Offering fees	$ 7,585,000
At the market [member]
IfrsStatementLineItems [Line Items]
Gross proceeds from private offering																							$ 9,362,235
Number of shares issued | shares																							5,449,723
Share price | $ / shares																							$ 1.72
Commissions paid to agent percentage																							3.00%
Commissions paid to agent																							$ 280,867
Private placement offering [member]
IfrsStatementLineItems [Line Items]
Gross proceeds, shares								$ 25,000,002	$ 35,000,003	$ 15,000,000	$ 20,400,000	$ 10,000,000	$ 13,700,003	$ 7,299,270	$ 10,000,000	$ 7,299,270	$ 10,000,000	$ 4,613,312	$ 6,219,667
Number of shares issued | shares								5,555,556		4,000,000		3,333,334		3,448,275		3,258,390		5,098,088
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | (per share)								$ 4.50		$ 3.75		$ 3.00		$ 2.12		$ 2.24		$ 0.90											$ 6.29	$ 5.10	$ 4.09	2.90	3.069	1.22
Expected dividend as percentage, warrants								0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Description of expected common shares								5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years
Price per share | (per share)								$ 6.00		$ 5.00		$ 4.00						$ 1.12												$ 6.78	$ 5.45	$ 4.26	$ 4.26	$ 1.52
Share issuance costs								$ 7,767,300
Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Gross proceeds, shares																				$ 1,607,400
Number of shares issued | shares																				1,786,000
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | $ / shares																				$ 0.90
exercise price | $ / shares																				$ 1.12
Additional purchase | shares																				240,000
Underwritten public offering [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Additional purchase | shares																				186,000
Common stock [member] | Equity distribution agreement [member]
IfrsStatementLineItems [Line Items]
Gross proceeds from private offering																									$ 983,194
Finance costs																									291,226
Common stock [member] | Equity distribution agreement [member] | At the market [member]
IfrsStatementLineItems [Line Items]
Gross proceeds from private offering																									29,486
Gross proceeds																									$ 30,000,000
Commision paid percentage																									3.00%
Common stock [member] | Private placement offering [member]
IfrsStatementLineItems [Line Items]
Gross proceeds from private offering																					$ 3,184,332	$ 4,292,479
Gross proceeds, shares																									$ 227,673
Number of shares issued | shares																					1,126,635
exercise price | (per share)																					$ 3.61														$ 4.95
Expected dividend as percentage, warrants																					0.00%	0.00%
Risk free interest rate, warrants								2.91%	2.91%	2.79%	2.79%	3.35%	3.35%	3.67%	3.67%	3.67%	3.67%	3.50%	3.50%		3.48%	3.48%
Expected volatility, warrants								88.05%	88.05%	87.63%	87.63%	85.93%	85.93%	83.00%	83.00%	83.00%	83.00%	78.35%	78.35%		69.93%	69.93%
Warrant expected life								5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years		3 years	3 years
Fair value of warrants						$ 20,077,238		$ 8,127,620		$ 4,842,347		$ 6,430,362		$ 4,435,105		$ 4,513,393		$ 2,815,861			$ 656,734
Price per share | (per share)																					$ 2.78														$ 3.81
Share issuance costs																					$ 205,802
Common stock [member] | Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Gross proceeds from private offering																				$ 112,518
Commision paid percentage																				7.00%
Finance costs																				$ 145,089
Expected dividend as percentage, warrants																				0.00%
Risk free interest rate, warrants																				3.54%
Expected volatility, warrants																				75.66%
Warrant expected life																				5 years
Fair value of warrants																				$ 954,537
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		13,636,364		5,000,000		6,000,000								3,448,275		3,258,390		5,098,088
Warrants [member] | Private placement offering [member]
IfrsStatementLineItems [Line Items]
Number of shares purchased | shares								2,777,778		2,000,000		3,333,334		3,448,275		3,258,390		5,098,088
Warrants [member] | Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares purchased | shares																				1,600,000